Earnings per share - Schedule of Computation of Outstanding Shares For Basic EPS (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	179,043,739	204,543,739	215,543,739
Treasury shares (in shares)	(12,167,192)	(17,760,514)	(13,050,571)
Ordinary shares outstanding (in shares)	166,876,547	186,783,225	202,493,168
Shares of unvested restricted stock (in shares)	(4,135,620)	(5,072,382)	(4,561,249)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	162,740,927	181,710,843	197,931,919